Share Options Outstanding - Summary Of Share Options Outstanding (Detail)	6 Months Ended
Dec. 31, 2022 $ / shares shares
Long Term Incentive Plan
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Average weighted life contractually remaining, options granted	1 year 8 months 15 days
Average weighted life contractually remaining, ending balance (vested and exercisable)	1 year 2 months 15 days
Average weighted fair value, ending balance (vested and exercisable)	$ 5.01
Average weighted fair value, options granted	$ 5.01
Number of shares, options granted | shares	230,895
Number of shares, ending balance (vested and exercisable) | shares	230,895
Loan Funded Share Plan
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Average weighted life contractually remaining	4 years 2 months 4 days
Average weighted life contractually remaining, options exercised	10 months 20 days
Average weighted life contractually remaining, ending balance (vested and exercisable)	3 years 4 months 9 days
Average weighted fair value, beginning balance of shares subject to options	$ 0.56
Average weighted fair value, ending balance (vested and exercisable)	0.55
Average weighted fair value, options exercised	0.69
Average weighted exercise price, beginning balance	1.75
Average weighted exercise price, ending balance (vested and exercisable)	1.67
Average weighted exercise price, options excercised	$ 1.51
Number of shares, beginning balance of shares subject to options | shares	4,200,371
Number of shares, optons excercised | shares	457,589
Number of shares, ending balance (vested and exercisable) | shares	3,742,782
Employee Share Scheme
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Average weighted life contractually remaining	3 months
Average weighted life contractually remaining, options exercised	0 years
Average weighted life contractually remaining, options cancelled	0 years
Average weighted life contractually remaining, ending balance (vested and exercisable)	0 years
Average weighted fair value, beginning balance of shares subject to options	$ 6.19
Average weighted fair value, ending balance (vested and exercisable)	6.19
Average weighted fair value, options exercised	6.19
Average weighted fair value, options cancelled	6.19
Average weighted exercise price, options excercised	$ 3.64
Number of shares, beginning balance of shares subject to options | shares	1,328,758
Number of shares, optons excercised | shares	657,303
Number of shares, options cancelled | shares	7,332
Number of shares, ending balance (vested and exercisable) | shares	664,123